Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation
Two purported stockholders of HTA filed actions in the United States District Court for the Southern District of New York captioned Stein v. Healthcare Trust of America, Inc., Case No. No. 1:22cv-03703 (S.D.N.Y.), and Tiso v. Healthcare Trust of America, Inc., Case No. 1:22CV03804 (S.D.N.Y.), alleging that the Registration Statement on Form S-4 filed by the Company with the SEC on May 2, 2022, which included the Preliminary Proxy Statement, was materially incomplete, false or misleading in certain respects, thereby allegedly violating Sections 14(a) and 20(a) of the Exchange Act (15 U.S.C. § § 78n(a), 78t(a)), and SEC Rule 14a-9 (17 C.F.R. § 240.14a-9) or 17 C.F.R. § 244.100 promulgated thereunder. In addition, a purported shareholder filed an action in the United States District Court for the Eastern District of New York, captioned Johnson v. Healthcare Trust of America, Inc., Case No. 1:22-cv-03692 (E.D.N.Y.), which generally alleged that the Definitive Proxy Statement filed by HR on June 10, 2022 failed to disclose material information in connection with the Merger and that, as a result, the Definitive Proxy Statement is materially misleading in violation of Section 14(a) and Section 20(a) of the Exchange Act. These three actions collectively are referred to as the “Complaints”.

Each of the Complaints had sought, among other things, to enjoin the Company and HR from consummating the Merger or, in the alternative, rescission of the Merger or damages. Although the Company believed that the claims asserted in the Complaints were without merit and that no supplemental disclosure was required under applicable law, in order to avoid the risk of the above actions delaying or adversely affecting the Merger, to alleviate the costs, risks and uncertainties inherent in litigation, to provide additional information to its stockholders, and without admitting any liability or wrongdoing, the Company voluntarily supplemented the Definitive Proxy Statement, and these Complaints have since been settled.

Additional lawsuits may be filed against us, our Board of Directors, and/or other parties to the Merger in connection with the transactions contemplated by the Merger Agreement.

In addition, we are, from time to time, also subject to claims and litigation arising in the ordinary course of business with respect to tenant litigation and threatened or asserted labor matters.

We do not believe liability from any reasonably foreseeable disposition of the aforementioned claims and litigation, individually or in the aggregate, would have a material effect on our consolidated financial position, results of operations or cash flows.
Environmental Matters
We routinely monitor our properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at our properties, we are not currently aware of any environmental liability with respect to our properties that would have a material effect on our condensed consolidated financial position, results of operations or cash flows. Further, we are not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability at our properties that we believe would require additional disclosure or the recording of a loss contingency.
Other
Our other commitments and contingencies include the usual obligations of real estate owners and operators in the normal course of business. In our opinion, these matters are not expected to have a material adverse effect on our condensed consolidated financial position, results of operations or cash flows.